ICON CONSUMER SELECT FUND

Portfolio of Investments

March 31, 2025

Security Description	Shares	Value
Common Stock (100.44%)

Communications (13.33%)
eBay Inc	27,400	$1,855,802
Expedia Group Inc	8,604	1,446,332
The Walt Disney Co	9,700	957,390
Total Communications		4,259,524

Consumer, Cyclical (22.33%)
Dana Inc	45,516	606,728
Deckers Outdoor Corp*	5,788	647,156
Gentex Corp	58,500	1,363,050
Gentherm Inc*	14,800	395,752
Lear Corp	10,300	908,666
NIKE Inc	10,700	679,236
Sabre Corp*	227,578	639,494
Skechers USA Inc*	22,700	1,288,906
Visteon Corp*	7,800	605,436
Total Consumer, Cyclical		7,134,424

Consumer, Non-cyclical (10.21%)
Global Payments Inc	12,500	1,224,000
Green Dot Corp*	43,435	366,591
Koninklijke Ahold Delhaize NV	44,700	1,670,886
Total Consumer, Non-cyclical		3,261,477

Financial (54.57%)
American Express Co	5,500	1,479,775
Arch Capital Group Ltd	15,200	1,461,936
Assurant Inc	5,500	1,153,625
Equitable Holdings Inc	39,200	2,041,928
Everest Group Ltd	3,200	1,162,656
The Hartford Insurance Group Inc	15,500	1,917,815
Huntington Bancshares Inc	59,689	895,932
LPL Financial Holdings Inc	6,876	2,249,415
Mastercard Inc	2,200	1,205,864
RenaissanceRe Holdings Ltd	6,500	1,560,000
Visa Inc	6,600	2,313,036
Total Financial		17,441,982

Total Common Stock (Cost $25,301,429)		32,097,407

Total Investments (Cost $25,301,429) (100.44%)		$32,097,407
Liabilities in Excess of Other Assets (-0.44%)		(141,874)
Net Assets (100.00%)		$31,955,533

* Non-income producing security.

ICON EQUITY FUND

Portfolio of Investments

March 31, 2025

Security Description	Shares	Value
Common Stock (99.37%)

Basic Materials (7.22%)
The Chemours Co	65,800	890,274
Eastman Chemical Co	13,100	1,154,241
Kaiser Aluminum Corp	21,100	1,279,082
Total Basic Materials		3,323,597

Communications (9.63%)
Extreme Networks Inc*	80,000	1,058,400
T-Mobile US Inc	7,200	1,920,312
Vodafone Group PLC	155,000	1,452,350
Total Communications		4,431,062

Consumer, Cyclical (7.20%)
Delta Air Lines Inc	26,900	1,172,840
Magna International Inc	27,100	921,129
NIKE Inc	7,350	466,578
Southwest Airlines Co	22,400	752,192
Total Consumer, Cyclical		3,312,739

Consumer, Non-cyclical (12.48%)
Anheuser-Busch InBev SA	11,600	714,096
The Boston Beer Co Inc*	3,200	764,288
Euronet Worldwide Inc*	13,350	1,426,448
Global Payments Inc	11,837	1,159,079
Performance Food Group Co*	21,375	1,680,716
Total Consumer, Non-cyclical		5,744,627

Energy (5.65%)
Baker Hughes Co	59,206	2,602,104

Financial (30.63%)
Bank of America Corp	32,488	1,355,724
Horace Mann Educators Corp	48,800	2,085,224
JPMorgan Chase & Co	6,850	1,680,305
Lazard Inc	31,600	1,368,280
Lincoln National Corp	47,900	1,720,089
LPL Financial Holdings Inc	6,800	2,224,552
Mastercard Inc	3,769	2,065,864
Truist Financial Corp	39,100	1,608,965
Total Financial		14,109,003

Industrial (21.70%)
Advanced Drainage Systems Inc	6,177	671,131
Alamo Group Inc	7,400	1,318,754
Armstrong World Industries Inc	17,750	2,500,620
Chart Industries Inc*	11,810	1,704,892
CSX Corp	36,200	1,065,366

Stanley Black & Decker Inc	12,600	968,688
Trinity Industries Inc	62,625	1,757,258
Total Industrial		9,986,709

Technology (1.92%)
Adobe Inc*	2,300	882,119

Utilities (2.94%)
Dominion Energy Inc	24,100	1,351,287

Total Common Stock (Cost $35,138,251)		45,743,247

Investment Companies (0.97%)	Shares	Value

Exchange-Traded Funds (0.33%)
Direxion Daily Small Cap Bull 3X Shares#	5,150	150,689

Money Market Funds (0.64%)
First American Government Obligations Fund 7-Day Yield: 4.27% (Cost $293,386)	293,386	293,386

Total Investment Companies (Cost $483,819)		444,075

Collateral Received For Securities on Loan (0.31%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.27% (Cost $143,350)	143,350	143,350

Total Investments (Cost $35,765,420) (100.65%)		46,330,672
Liabilities in Excess of Other Assets (-0.65%)		(300,902)
Net Assets (100.00%)		46,029,770

* Non-income producing security.

# Loaned security; a portion of the security is on loan at March 31, 2025 in the amount of $137,522.

ICON EQUITY INCOME FUND

Portfolio of Investments

March 31, 2025

Security Description	Shares	Value
Common Stock (87.40%)

Basic Materials (7.63%)
The Chemours Co	103,100	$1,394,943
Huntsman Corp	62,600	988,454
Kaiser Aluminum Corp	14,776	895,721
Total Basic Materials		3,279,118

Communications (4.92%)
Nexstar Media Group Inc	11,800	2,114,796

Consumer, Non-Cyclical (18.55%)
Amgen Inc	8,000	2,492,400
Bristol-Myers Squibb Co	28,500	1,738,215
GSK PLC#	35,800	1,386,892
Ingredion Inc	10,600	1,433,226
Perrigo Co PLC	33,000	925,320
Total Consumer, Non-Cyclical		7,976,053

Financial (28.35%)
Horace Mann Educators Corp	42,300	1,807,479
ING Groep NV	115,498	2,262,606
KeyCorp	107,600	1,720,524
Lazard Inc	27,400	1,186,420
Lincoln National Corp	46,700	1,676,997
OneMain Holdings Inc	32,800	1,603,264
The Western Union Co	182,500	1,930,850
Total Financial		12,188,140

Industrial (7.76%)
Lockheed Martin Corp	4,400	1,965,524
Trinity Industries Inc	48,800	1,369,328
Total Industrial		3,334,852

Utilities (20.19%)
DTE Energy Co	18,700	2,585,649
Evergy Inc	31,900	2,199,505
National Fuel Gas Co	26,537	2,101,465
Portland General Electric Co	40,162	1,791,225
Total Industrial		8,677,844

Total Common Stock (Cost $33,579,325)		37,570,803

Corporate Debt (10.78%)	Par Value	Value

Consumer, Cyclical (9.04%)
Air Canada 2017-1 Class B Pass Through Trust, 3.700%, 1/15/2026 (144A)	363,757	356,394
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 7/15/2025	489,113	485,915
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	314,750	298,007
American Airlines 2017-2 Class B, 3.700%, 10/15/2025	171,405	170,031
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	364,356	326,618
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	130,693	125,404
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 7/11/2030	581,250	547,003
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	393,119	351,939
United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 7/7/2028	604,258	573,515
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	340,145	318,505
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	355,072	333,571
Total Consumer, Cyclical		3,886,902

Consumer, Non-Cyclical (0.57%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	250,000	246,262

Energy (0.59%)
NuStar Logistics LP, 6.375%, 10/1/2030	250,000	252,664

Industrial (0.58%)
MasTec Inc, 6.625%, 8/15/2029 (144A)	250,000	248,750

Total Corporate Debt (Cost $4,456,144)		4,634,578

Asset Backed Securities (0.53%)

New Economy Assets - Phase 1 Sponsor LLC, 2.410%, 10/20/2061 (144A) (Cost $222,870)	250,000	228,480

Investment Companies (2.50%)	Shares	Value

Mutual Funds (0.59%)
RiverNorth Capital and Income Fund	16,749	254,669

Money Market Funds (1.91%)
First American Government Obligations Fund, 7-Day Yield: 4.27% (Cost $820,220)	820,220	820,220

Total Investment Companies (Cost $1,070,885)		1,074,889

Collateral Received For Securities on Loan (3.28%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.27% (Cost $1,408,820)	1,408,820	1,408,820

Total Investments (Cost $40,738,043) (104.49%)		$44,917,570
Liabilities in Excess of Other Assets (-4.49%)		(1,928,211)
Net Assets (100.00%)		$42,989,359

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31,2025, these securities had a total aggregate market value of $1,431,825, which represented approximately 3.33% of net assets.

# Loaned security; a portion of the security is on loan at March 31, 2025 in the amount of $1,373,023.

ICON FLEXIBLE BOND FUND

Portfolio of Investments

March 31, 2025

Security Description	Shares	Value
Common Stock (3.94%)

Financial (3.94%)
AGNC Investment Corp#	244,018	$2,337,692
Annaly Capital Management Inc	367,403	7,461,955
Barings BDC Inc	102,951	982,153
Crescent Capital BDC Inc	58,372	999,329
Goldman Sachs BDC Inc	258,677	3,008,414
Total Common Stock (Cost $15,699,770)		14,789,543

Corporate Debt (61.33%)	Par Value	Value

Basic Materials (0.42%)
Mercer International Inc, 12.875%, 10/1/2028 (144A)	1,500,000	1,586,981

Communications (1.87%)
CCO Holdings LLC / CCO Holdings Capital Corp, 4.750%, 3/1/2030 (144A)	2,000,000	1,853,815
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028	4,315,000	4,120,825
DISH Network Corp, 11.750%, 11/15/2027 (144A)	1,000,000	1,053,831
Total Communications		7,028,471

Consumer, Cyclical (15.42%)
Air Canada 2015-2 Class A Pass Through Trust, 4.125%, 12/15/2027 (144A)	741,201	720,722
Air Canada 2017-1 Class B Pass Through Trust, 3.700%, 1/15/2026 (144A)	1,646,362	1,613,037
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 7/15/2025	8,054,069	8,001,397
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 9/22/2027	1,147,235	1,109,513
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	1,240,115	1,174,149
American Airlines 2017-2 Class B, 3.700%, 10/15/2025	685,619	680,120
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	2,841,974	2,547,624
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	7,300,512	7,005,052
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 7/11/2030	3,293,750	3,099,684
Aptiv Swiss Holdings Ltd, 6.875%, 12/15/2054(a)	2,500,000	2,447,310
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	2,118,098	1,896,221
British Airways 2021-1 Class B Pass Through Trust, 3.900%, 9/15/2031 (144A)	1,423,451	1,339,207
Century Communities Inc, 6.750%, 6/1/2027	1,750,000	1,749,216
JetBlue 2019-1 Class B Pass Through Trust, 8.000%, 11/15/2027	2,495,238	2,541,699
JetBlue 2020-1 Class B Pass Through Trust, 7.750%, 11/15/2028	1,728,127	1,760,016
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 6/20/2027 (144A)	1,350,000	1,355,319
Sizzling Platter LLC / Sizzling Platter Finance Corp, 8.500%, 11/28/2025 (144A)	1,000,000	997,644
United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 7/7/2028	7,251,099	6,882,176
United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 1/7/2026	2,002,315	1,971,097
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	6,233,493	5,836,921
United Airlines 2018-1 Class B Pass Through Trust, 4.600%, 3/1/2026	683,452	674,429
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	2,635,040	2,475,482
Total Consumer, Cyclical		57,878,035

Consumer, Non-Cyclical (4.69%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	1,250,000	1,231,310
Conagra Brands Inc, 7.125%, 10/1/2026	1,150,000	1,191,171
CVS Pass-Through Trust, 7.507%, 1/10/2032 (144A)	3,349,892	3,567,181
CVS Pass-Through Trust Series 2013, 4.704%, 1/10/2036 (144A)	619,034	597,397
Embecta Corp, 5.000%, 2/15/2030 (144A)	2,000,000	1,791,413
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 14.750%, 11/14/2028 (144A)	2,000,000	2,094,359
McKesson Corp, 7.650%, 3/1/2027	2,000,000	2,103,490
Varex Imaging Corp, 7.875%, 10/15/2027 (144A)	4,950,000	5,031,863
Total Consumer, Non-Cyclical		17,608,184

Energy (6.78%)
Andeavor LLC, 5.125%, 12/15/2026	4,000,000	4,004,333
Coterra Energy Operating Co, 4.375%, 3/15/2029#	3,000,000	2,814,099
Enbridge Inc, 8.250%, 1/15/2084(a)	1,000,000	1,052,941
Enbridge Inc, 6.000%, 1/15/2077(a)	3,000,000	2,958,905
Enerflex Ltd, 9.000%, 10/15/2027 (144A)	1,000,000	1,023,171
Energy Transfer LP, 6.000%, 2/1/2029 (144A)	3,000,000	3,050,021
Enterprise Products Operating LLC, 7.571%, 8/16/2077(a)	1,711,000	1,702,524
EQM Midstream Partners LP, 7.500%, 6/1/2027 (144A)	1,000,000	1,020,928
Northern Oil & Gas Inc, 8.125%, 3/1/2028 (144A)	1,250,000	1,253,016
NuStar Logistics LP, 6.375%, 10/1/2030	2,000,000	2,021,314
Summit Midstream Holdings LLC, 8.625%, 10/31/2029 (144A)	4,475,000	4,561,238
Total Energy		25,462,490

Financial (22.18%)
The Allstate Corp, 7.526%, 8/15/2053(a)	900,000	901,054
Ally Financial Inc, 4.700%(a),(b)	2,000,000	1,720,299
Aretec Group Inc, 10.000%, 8/15/2030 (144A)	1,500,000	1,610,318
Bank of Nova Scotia, 4.900%(a),(b)	2,500,000	2,481,878
The Charles Schwab Corp, 5.000%(a),(b)	4,500,000	4,449,010
The Charles Schwab Corp, 4.000%(a),(b)	5,000,000	4,873,316
The Charles Schwab Corp, 5.375%(a),(b)	3,500,000	3,485,871
Citigroup Inc, 7.125%(a),(b)	3,500,000	3,581,101
Citigroup Inc, 3.875%(a),(b)	3,000,000	2,930,195
Corebridge Financial Inc, 6.875%, 12/15/2052(a)	4,000,000	4,086,363
Discover Financial Services, 5.500%#,(b)	2,000,000	1,924,782
Enova International Inc, 11.250%, 12/15/2028 (144A)	2,000,000	2,154,746
Enstar Finance LLC, 5.500%, 1/15/2042(a)	2,500,000	2,438,131
F&G Annuities & Life Inc, 6.500%, 6/4/2029	2,000,000	2,033,751
Fidus Investment Corp, 4.750%, 1/31/2026	2,000,000	1,974,634
Fifth Third Bancorp, 7.690%(a),(b)	6,718,000	6,704,256
Fifth Third Bancorp, 7.594%(a),(b)	500,000	498,880
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 6/15/2027 (144A)	2,000,000	2,070,292
HSBC Holdings PLC, 7.399%, 11/13/2034(a)	1,000,000	1,096,860
Huntington Bancshares Inc, 4.450%(a),(b)	2,000,000	1,924,483
Icahn Enterprises LP / Icahn Enterprises Finance Corp, 9.000%, 6/15/2030	3,000,000	2,843,794
JPMorgan Chase & Co, 7.033%(a),(b)	2,195,000	2,201,972

MetLife Inc, 10.750%, 8/1/2039	2,000,000	2,645,698
The PNC Financial Services Group Inc, 3.400%(a),(b)	7,500,000	7,158,057
Sammons Financial Group Inc, 4.750%, 4/8/2032 (144A)	2,500,000	2,334,067
Talcott Resolution Life Inc, 7.650%, 6/15/2027	3,000,000	3,061,298
Truist Financial Corp, 5.125%(a),(b)	2,000,000	1,962,673
UIRC-GSA Holdings II LLC, 4.250%, 6/30/2025 (144A)	2,000,000	1,995,737
Wells Fargo & Co, 6.850%(a),(b)	2,000,000	2,075,765
Wells Fargo & Co, 3.900%(a),(b)	4,100,000	4,018,367
Total Financial		83,237,648

Government (1.99%)
Farm Credit Bank of Texas, 7.75%(b)	7,165,000	7,469,505

Industrial (3.99%)
AerCap Global Aviation Trust, 6.500%, 6/15/2045 (144A)(a)	4,510,000	4,507,664
Cascades Inc/Cascades USA Inc, 5.375%, 1/15/2028 (144A)	2,000,000	1,936,606
Danaos Corp, 8.500%, 3/1/2028 (144A)	2,010,000	2,043,133
Fortress Transportation and Infrastructure Investors LLC, 5.500%, 5/1/2028 (144A)	4,000,000	3,931,029
MasTec Inc, 6.625%, 8/15/2029 (144A)	1,250,000	1,243,750
Vontier Corp, 2.950%, 4/1/2031	1,500,000	1,300,848
Total Industrial		14,963,030

Technology (0.85%)
Dell Inc, 7.100%, 4/15/2028	3,000,000	3,185,124

Utilities (3.14%)
American Electric Power Co Inc, 7.050%, 12/15/2054(a)	2,000,000	2,032,402
Dominion Energy Inc, 4.350%(a),(b)	3,000,000	2,910,963
Entergy Corp, 7.125%, 12/1/2054(a)	4,000,000	4,048,820
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,437,340
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,348,611
Total Utilities		11,778,136

Total Corporate Debt (Cost $227,052,175)		230,197,604

Asset Backed Securities (16.24%)
AG Trust 2024-NLP, 8.132%, 7/15/2041 (144A)(a)	5,440,000	5,440,147
Atrium Hotel Portfolio Trust 2024-ATRM, 7.679%, 11/10/2029 (144A)(a)	5,000,000	5,123,175
BX 2025-BIO3 Mortgage Trust, 6.961%, 2/10/2042 (144A)(a)	5,000,000	4,910,376
Finance of America Structured Securities Trust 2022-S3, 2.000%, 6/25/2052 (144A)(a)	4,487,895	4,439,045
Finance of America Structured Securities Trust Series 2022-S1, 2.000%, 2/25/2052 (144A)	8,954,566	8,797,533
Flexential Issuer 2021-1, 6.930%, 11/27/2051 (144A)	5,000,000	4,955,768
Frontier Issuer LLC, 11.160%, 6/20/2054 (144A)	3,000,000	3,366,484
Frontier Issuer LLC, 11.500%, 8/20/2053 (144A)	6,000,000	6,375,568
LoanCore 2021-CRE6 Issuer Ltd, 7.893%, 11/15/2038 (144A)(a)	5,000,000	4,980,720
New Economy Assets - Phase 1 Sponsor LLC, 2.410%, 10/20/2061 (144A)	6,750,000	6,168,965
New Economy Assets - Phase 1 Sponsor LLC, 1.910%, 10/20/2061 (144A)	4,000,000	3,732,121
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A)	3,000,000	2,685,599
Total Asset Backed Securities (Cost $61,096,561)		60,975,501

Preferred Stock (8.53%)	Shares	Value
Argo Group US Inc, 6.500%	604,623	12,521,742
Bank of America Corp, 7.250%	1,592	1,965,435
Highland Opportunities and Income Fund, 5.375%	45,874	716,781
NGL Energy Partners LP, 11.805%	12,166	291,862
Raymond James Financial Inc, 6.375%	120,272	3,032,057
UMH Properties Inc, 6.375%	476,586	10,665,995
Wells Fargo & Co, 7.500%	2,344	2,814,675
Total Preferred Stock (Cost $33,015,195)		32,008,547

Investment Companies (9.62%)

Mutual Funds (7.64%)
Eaton Vance California Municipal Bond Fund#	533,734	4,947,714
Eaton Vance New York Municipal Bond Fund	112,325	1,065,964
Highland Opportunities and Income Fund	69,564	361,733
MFS High Yield Municipal Trust	821,456	2,866,881
MFS Investment Grade Municipal Trust	244,295	1,934,816
Nuveen Floating Rate Income Fund/Closed-end Fund	608,030	5,150,014
Pioneer Municipal High Income Advantage Fund Inc	214,373	1,790,015
RiverNorth Capital and Income Fund	99,103	1,506,861
T Rowe Price High Yield Fund Inc	704,438	4,128,005
Western Asset High Yield Defined Opportunity Fund Inc	417,617	4,944,585
Total Mutual Funds		28,696,588

Exchange Traded Funds (0.07%)
SPDR Bloomberg Short Term High Yield Bond ETF	10,000	251,600

Money Market Funds (1.91%)
First American Government Obligations Fund, 7-Day Yield: 4.27% (Cost $7,177,302)	7,177,302	7,177,302

Total Investment Companies (Cost $31,945,407)		36,125,490

Collateral Received For Securities on Loan (1.15%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.27% (Cost $4,328,048)	4,328,048	4,328,048

Total Investments (Cost $377,281,910) (100.81%)		$378,424,733
Liabilities in Excess of Other Assets (-0.81%)		(3,044,304)
Net Assets (100.00%)		$375,380,429

# Loaned security; a portion of the security is on loan at March 31, 2025, in the amount of $4,252,063.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2025, these securities had a total aggregate market value of $125,227,468, which represented approximately 33.36% of net assets.

(a) Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2025 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(b) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

ICON HEALTH AND INFORMATION TECHNOLOGY FUND

Portfolio of Investments

March 31, 2025

Security Description	Shares	Value
Common Stock (99.65%)

Communications (30.47%)
Alphabet Inc	22,300	$3,483,929
Arista Networks Inc*	43,600	3,378,128
CDW Corp	11,800	1,891,068
Cisco Systems Inc	65,390	4,035,217
Meta Platforms Inc	8,600	4,956,696
Palo Alto Networks Inc*	20,419	3,484,298
Total Communications		21,229,336

Consumer, Non-Cyclical (18.10%)
BioMarin Pharmaceutical Inc*	24,706	1,746,467
Elevance Health Inc	2,185	950,388
Encompass Health Corp	35,840	3,629,875
HCA Healthcare Inc	8,000	2,764,400
Merck & Co Inc	9,690	869,774
Molina Healthcare Inc*	8,056	2,653,566
Total Consumer, Non-Cyclical		12,614,470

Industrial (9.63%)
TD SYNNEX Corp	34,000	3,534,640
Universal Display Corp	22,784	3,177,912
Total Industrial		6,712,552

Technology (41.45%)
Amdocs Ltd	24,436	2,235,894
Autodesk Inc*	13,500	3,534,300
Fortinet Inc*	28,995	2,791,059
Globant SA*	15,485	1,822,894
LiveRamp Holdings Inc*	128,533	3,359,853
Pegasystems Inc	28,000	1,946,560
Salesforce Inc	12,900	3,461,844
ServiceNow Inc*	3,524	2,805,597
Taiwan Semiconductor Manufacturing Co Ltd	24,000	3,984,000
Tyler Technologies Inc*	5,057	2,940,089
Total Technology		28,882,090

Total Common Stock (Cost $61,253,900)		69,438,448

Money Market Funds (0.42%)
First American Government Obligations Fund, 7-Day Yield: 4.27% (Cost $290,675)	290,675	290,675

Total Investments (Cost $61,544,575) (100.07%)		$69,729,123
Liabilities in Excess of Other Assets (-0.07%)		(52,214)
Net Assets (100.00%)		$69,676,909

* Non-income producing security.

ICON NATURAL RESOURCES & INFRASTRUCTURE FUND

Portfolio of Investments

March 31, 2025

Security Description	Shares	Value
Common Stock (95.19%)

Basic Materials (21.95%)
Barrick Mining Corp*	300,000	5,832,000
Carpenter Technology Corp	15,000	2,717,700
The Chemours Co	192,000	2,597,760
Compass Minerals International Inc*	480,000	4,459,200
Eastman Chemical Co	27,000	2,378,970
Ingevity Corp*	40,000	1,583,600
Kaiser Aluminum Corp	61,000	3,697,820
Stepan Co	50,000	2,752,000
Total Basic Materials		26,019,050

Consumer, Cyclical (10.78%)
Alaska Air Group Inc*	110,000	5,414,200
OPENLANE Inc*	120,000	2,313,600
REV Group Inc	160,000	5,056,000
Total Consumer, Cyclical		12,783,800

Consumer, Non-Cyclical (1.55%)
Heidrick & Struggles International Inc	43,000	1,841,690

Energy (19.59%)
DNOW Inc*	515,000	8,796,200
Enterprise Products Partners LP	160,000	5,462,400
Sunoco LP	56,000	3,251,360
TETRA Technologies Inc*	1,700,000	5,712,000
Total Energy		23,221,960

Industrial (30.66%)
3M Co	16,000	2,349,760
Applied Industrial Technologies Inc	7,600	1,712,584
Cemex SAB de CV	900,000	5,049,000
Chart Industries Inc*	8,000	1,154,880
EMCOR Group Inc	7,500	2,772,225
Forward Air Corp*,#	93,000	1,868,370
Knight-Swift Transportation Holdings Inc	71,000	3,087,790
Kornit Digital Ltd*	200,000	3,816,000
Sonoco Products Co	81,000	3,826,440
Tetra Tech Inc	100,000	2,925,000
Valmont Industries Inc	4,000	1,141,480
ZTO Express Cayman Inc	335,000	6,646,400
Total Industrial		36,349,929

Technology (3.76%)
3D Systems Corp*	2,100,000	4,452,000

Utilities (6.90%)
National Fuel Gas Co	36,000	2,850,840
Southwest Gas Holdings Inc	41,000	2,943,800
Spire Inc	30,500	2,386,625
Total Utilities		8,181,265

Total Common Stock (Cost $120,988,465)		112,849,694

Investment Companies (4.86%)
Exchange Traded Funds (3.03%)
Direxion Daily Energy Bull 2X Shares	20,000	1,305,600
Direxion Daily Small Cap Bull 3X Shares#	78,000	2,282,280
Total Funds		3,587,880

Money Market Funds (1.83%)
First American Government Obligations Fund, 7-Day Yield: 4.27% (Cost $2,170,437)	2,170,437	2,170,437

Total Investment Companies (Cost $6,558,180)		5,758,317

Collateral Reveived For Securities on Loan (1.10%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.27% (Cost $1,304,238)	1,304,238	1,304,238

Total Investments (Cost $128,850,883) (101.15%)		$119,912,249
Liabilities in Excess of Other Assets (-1.15%)		(1,365,110)
Net Assets (100.00%)		$118,547,138

* Non-income producing security.

# Loaned security; a portion of the security is on loan at March 31, 2025, in the amount of $1,250,932.

ICON UTILITIES AND INCOME FUND

Portfolio of Investments

March 31, 2025

Security Description	Shares	Value
Common Stock (99.89%)

Communciations (11.07%)
T-Mobile US Inc	5,700	$1,520,247
Vodafone Group PLC	125,557	1,176,469
Total Communications		2,696,716

Consumer, Cyclical (2.95%)
Suburban Propane Partners LP	34,206	718,668

Utilities (85.87%)
ALLETE Inc	18,000	1,182,600
Ameren Corp	12,319	1,236,828
American Electric Power Co Inc	12,240	1,337,465
Atmos Energy Corp	9,500	1,468,510
Black Hills Corp	15,200	921,880
CMS Energy Corp	12,200	916,342
Consolidated Edison Inc	11,100	1,227,549
DTE Energy Co	8,559	1,183,453
Evergy Inc	16,900	1,165,255
Eversource Energy	18,000	1,117,980
National Fuel Gas Co	18,341	1,452,424
New Jersey Resources Corp	21,000	1,030,260
NextEra Energy Inc	17,500	1,240,575
NiSource Inc	30,000	1,202,700
ONE Gas Inc	13,700	1,035,583
Portland General Electric Co	13,880	619,048
Spire Inc	16,000	1,252,000
Xcel Energy Inc	18,600	1,316,694
Total Utilities		20,907,146

Total Common Stock (Cost $20,224,778)		24,322,530

Money Market Funds (0.62%)
First American Government Obligations Fund, 7-Day Yield: 4.27% (Cost $150,465)	150,465	150,465

Total Investments (Cost $20,375,243)(100.51%)		$24,472,995
Liabilities in Excess of Other Assets (-0.51%)		(123,010)
Net Assets (100.00%)		$24,349,985

* Non-income producing security.